Income Taxes (Tables)	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations

Significant components of current and deferred income tax expense attributable to income from continuing operations for the three and six months ended June 30, 2017 and 2016 as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2017	2016	2017	2016
Income before income taxes	$16,918	$11,581	$28,350	$22,247
Income tax (expense)	(3)	(3)	(6)	(6)

Effective tax rate	$0%	$0%	$0%	$0%